COVID-19 - Summary of Loan Portfolio by Collateral Type Within Major Categories (Details) $ in Thousands	Jun. 30, 2020 USD ($) Loan	Dec. 31, 2019 USD ($) Loan		Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) Loan
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 807,839	$ 781,341		$ 692,866	$ 620,405
Number of loans outstanding | Loan		1,657			909
Allowance for Loan Losses	10,553	$ 8,669			$ 7,306
Net deferred loan fees	1,830	(110)			135
Unallocated [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	0	35,790	[1]
Residential Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	216,419	249,312			239,644
Commercial Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	478,918	403,033			329,228
Commercial Loans [Member] | Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	260,824	254,257		225,794	212,314
Commercial Loans [Member] | Lines of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	53,509	$ 58,617		$ 56,569	44,235
Commercial and Industrial Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans outstanding | Loan		43
Consumer Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 112,502	$ 128,996			$ 51,533
Number of loans outstanding | Loan		87
Collateral [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans outstanding | Loan	14,889
Average Loan Balance	$ 54
Allowance for Loan Losses	$ 10,553
Percent of Total Loans	100.00%
Net deferred loan fees	$ (1,830)
Total Loans	806,009
Collateral [Member] | Unallocated [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for Loan Losses	565
Collateral [Member] | Residential Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 216,419
Number of loans outstanding | Loan	2,101
Average Loan Balance	$ 103
Allowance for Loan Losses	$ 756
Percent of Total Loans	27.00%
Collateral [Member] | Residential Mortgage Loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 1
Collateral [Member] | Residential Mortgage Loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,566
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 260,824
Number of loans outstanding | Loan	507
Average Loan Balance	$ 514
Allowance for Loan Losses	$ 4,258
Percent of Total Loans	32.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Mixed Use [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 41,179
Number of loans outstanding | Loan	50
Average Loan Balance	$ 824
Allowance for Loan Losses	$ 672
Percent of Total Loans	5.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Multi-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 39,952
Number of loans outstanding | Loan	57
Average Loan Balance	$ 701
Allowance for Loan Losses	$ 652
Percent of Total Loans	5.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Hotels and Motels [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 33,258
Number of loans outstanding | Loan	10
Average Loan Balance	$ 3,326
Allowance for Loan Losses	$ 543
Percent of Total Loans	4.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Office [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 32,035
Number of loans outstanding | Loan	58
Average Loan Balance	$ 552
Allowance for Loan Losses	$ 523
Percent of Total Loans	4.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Retail [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 22,720
Number of loans outstanding | Loan	52
Average Loan Balance	$ 437
Allowance for Loan Losses	$ 371
Percent of Total Loans	3.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | 1-4 Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 18,433
Number of loans outstanding | Loan	146
Average Loan Balance	$ 126
Allowance for Loan Losses	$ 301
Percent of Total Loans	2.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Automobile Dealership [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 16,497
Number of loans outstanding | Loan	10
Average Loan Balance	$ 1,650
Allowance for Loan Losses	$ 269
Percent of Total Loans	2.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Recreation/Golf Course/Marina [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 10,812
Number of loans outstanding | Loan	14
Average Loan Balance	$ 772
Allowance for Loan Losses	$ 177
Percent of Total Loans	1.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Warehouse [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 10,790
Number of loans outstanding | Loan	15
Average Loan Balance	$ 719
Allowance for Loan Losses	$ 176
Percent of Total Loans	1.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Manufacturing/Industrial [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 6,625
Number of loans outstanding | Loan	15
Average Loan Balance	$ 442
Allowance for Loan Losses	$ 108
Percent of Total Loans	1.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Restaurant [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 6,346
Number of loans outstanding | Loan	25
Average Loan Balance	$ 254
Allowance for Loan Losses	$ 104
Percent of Total Loans	1.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Automobile Repair [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 4,829
Number of loans outstanding | Loan	10
Average Loan Balance	$ 483
Allowance for Loan Losses	$ 79
Percent of Total Loans	1.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Not-For-Profit & Community Service Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 3,378
Number of loans outstanding | Loan	3
Average Loan Balance	$ 1,126
Allowance for Loan Losses	$ 55
Percent of Total Loans	0.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Skilled Nursing Facility [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 3,503
Number of loans outstanding | Loan	1
Average Loan Balance	$ 3,503
Allowance for Loan Losses	$ 57
Percent of Total Loans	1.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | All Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 7,049
Number of loans outstanding | Loan	36
Average Loan Balance	$ 196
Allowance for Loan Losses	$ 115
Percent of Total Loans	1.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Land [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 3,418
Number of loans outstanding | Loan	5
Average Loan Balance	$ 684
Allowance for Loan Losses	$ 56
Percent of Total Loans	0.00%
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Mixed Use [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 26
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Multi-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	27
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Hotels and Motels [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	226
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Office [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	12
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Retail [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	1
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | 1-4 Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	10
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Automobile Dealership [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	173
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Recreation/Golf Course/Marina [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	32
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Warehouse [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	8
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Manufacturing/Industrial [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	3
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Restaurant [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	10
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Automobile Repair [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	61
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Not-For-Profit & Community Service Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	109
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Skilled Nursing Facility [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,503
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | All Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	17
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Minimum [Member] | Land [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	76
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Mixed Use [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	7,433
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Multi-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	6,009
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Hotels and Motels [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	11,500
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Office [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,902
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Retail [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	5,217
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | 1-4 Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,250
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Automobile Dealership [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	6,629
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Recreation/Golf Course/Marina [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,150
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Warehouse [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,678
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Manufacturing/Industrial [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,438
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Restaurant [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,311
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Automobile Repair [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,342
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Not-For-Profit & Community Service Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,679
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Skilled Nursing Facility [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,503
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | All Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	745
Collateral [Member] | Commercial Loans [Member] | Real Estate [Member] | Maximum [Member] | Land [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,000
Collateral [Member] | Commercial and Industrial Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 136,676
Number of loans outstanding | Loan	922
Average Loan Balance	$ 148
Allowance for Loan Losses	$ 3,274
Percent of Total Loans	17.00%
Collateral [Member] | Commercial and Industrial Loans [Member] | Secured Term Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 63,672
Number of loans outstanding | Loan	360
Average Loan Balance	$ 177
Allowance for Loan Losses	$ 1,525
Percent of Total Loans	8.00%
Collateral [Member] | Commercial and Industrial Loans [Member] | Secured Term Loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 0
Collateral [Member] | Commercial and Industrial Loans [Member] | Secured Term Loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	6,035
Collateral [Member] | Commercial and Industrial Loans [Member] | Unsecured Term Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 19,494
Number of loans outstanding | Loan	131
Average Loan Balance	$ 149
Allowance for Loan Losses	$ 467
Percent of Total Loans	3.00%
Collateral [Member] | Commercial and Industrial Loans [Member] | Unsecured Term Loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 0
Collateral [Member] | Commercial and Industrial Loans [Member] | Unsecured Term Loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,647
Collateral [Member] | Commercial and Industrial Loans [Member] | Lines of Credit [Member] | Secured Loan [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 42,370
Number of loans outstanding | Loan	288
Average Loan Balance	$ 147
Allowance for Loan Losses	$ 1,015
Percent of Total Loans	5.00%
Collateral [Member] | Commercial and Industrial Loans [Member] | Lines of Credit [Member] | Secured Loan [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 0
Collateral [Member] | Commercial and Industrial Loans [Member] | Lines of Credit [Member] | Secured Loan [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	5,000
Collateral [Member] | Commercial and Industrial Loans [Member] | Lines of Credit [Member] | Unsecured Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 11,140
Number of loans outstanding | Loan	143
Average Loan Balance	$ 78
Allowance for Loan Losses	$ 267
Percent of Total Loans	1.00%
Collateral [Member] | Commercial and Industrial Loans [Member] | Lines of Credit [Member] | Unsecured Loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 0
Collateral [Member] | Commercial and Industrial Loans [Member] | Lines of Credit [Member] | Unsecured Loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,999
Collateral [Member] | Tax Exempt Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 7,644
Number of loans outstanding | Loan	24
Average Loan Balance	$ 319
Allowance for Loan Losses	$ 1
Percent of Total Loans	1.00%
Collateral [Member] | Tax Exempt Loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 9
Collateral [Member] | Tax Exempt Loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,425
Collateral [Member] | Paycheck Protection Program loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 73,774
Number of loans outstanding | Loan	641
Average Loan Balance	$ 115
Percent of Total Loans	9.00%
Collateral [Member] | Paycheck Protection Program loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 1
Collateral [Member] | Paycheck Protection Program loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,000
Collateral [Member] | Consumer Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 112,502
Number of loans outstanding | Loan	10,694
Average Loan Balance	$ 11
Allowance for Loan Losses	$ 1,699
Percent of Total Loans	14.00%
Collateral [Member] | Consumer Loans [Member] | Secured Loan [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 4,302
Number of loans outstanding | Loan	82
Average Loan Balance	$ 52
Allowance for Loan Losses	$ 65
Percent of Total Loans	1.00%
Collateral [Member] | Consumer Loans [Member] | Secured Loan [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 23
Collateral [Member] | Consumer Loans [Member] | Secured Loan [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	146
Collateral [Member] | Consumer Loans [Member] | Unsecured Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 32,075
Number of loans outstanding | Loan	6,539
Average Loan Balance	$ 5
Allowance for Loan Losses	$ 484
Percent of Total Loans	4.00%
Collateral [Member] | Consumer Loans [Member] | Unsecured Loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 1
Collateral [Member] | Consumer Loans [Member] | Unsecured Loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	116
Collateral [Member] | Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 42,587
Number of loans outstanding | Loan	1,077
Average Loan Balance	$ 40
Allowance for Loan Losses	$ 644
Percent of Total Loans	5.00%
Collateral [Member] | Consumer Loans [Member] | Home Equity Lines of Credit [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 0
Collateral [Member] | Consumer Loans [Member] | Home Equity Lines of Credit [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	417
Collateral [Member] | Consumer Loans [Member] | Automobile [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 31,569
Number of loans outstanding | Loan	1,994
Average Loan Balance	$ 16
Allowance for Loan Losses	$ 476
Percent of Total Loans	4.00%
Collateral [Member] | Consumer Loans [Member] | Automobile [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 1
Collateral [Member] | Consumer Loans [Member] | Automobile [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	368
Collateral [Member] | Consumer Loans [Member] | All Others [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 1,969
Number of loans outstanding | Loan	1,002
Average Loan Balance	$ 2
Allowance for Loan Losses	$ 30
Percent of Total Loans	0.00%
Collateral [Member] | Consumer Loans [Member] | All Others [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 0
Collateral [Member] | Consumer Loans [Member] | All Others [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 60

[1]	The ending balance of the loans receivable for the unallocated portion of the allowance includes loans held-for-sale. At December 31, 2019, the Bank had loans held-for-sale with a principal balance of $35.8 million. These loans were still part of the portfolio as of December 31, 2019. Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value.